Organization and Nature of Operations (Details)		1 Months Ended	6 Months Ended
	Jan. 14, 2020	Jun. 17, 2019 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 14, 2022 USD ($)	Jun. 14, 2019 $ / shares shares
Organization and Nature of Operations [Line Items]
Ordinary shares authorized			500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Paid in capital (in Yuan Renminbi) | $			$ 10,645,122	$ 10,645,122
Reorganization equity, percentage	10.00%
Reorganization, description			Wenjie acquired 90% equity of Leiya from Shengling Xiang, and 10% from Hecang Limited. As a result, Leiya’s equity interest is 100% held by Wenjie as of April 21, 2020. On August 12, 2020, Chuanlong Lin transferred 100% equity of New Focus to Leiya. Therefore, Leiya holds 100% of equity interest of New Focus as of August 12, 2020.
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized			450,000,000	450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			11,000,000	11,000,000	11,000,000
Common shares outstanding			11,000,000	11,000,000	11,000,000
Paid in capital (in Dollars) | $						$ 9,584,612
Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized			50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			1,000,000	1,000,000	1,000,000
Common shares outstanding			1,000,000	1,000,000	1,000,000
Erayak International Limited [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares owned							6,000,000
Erayak International Limited [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares owned							1,000,000
CEC Science and Innovation Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares owned							1,400,000
Grand Merchant Incorporation Limited. [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares owned							600,000
Erayak BVI [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized		50,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 1
Ordinary shares issued		100
Common shares outstanding		100
Percentage of owned shares		100.00%
Erayak Group [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Erayak Group [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized							450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares issued							11,000,000
Common shares outstanding							1,400,000
Erayak Group [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized							50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares issued							1,000,000
Common shares outstanding							1,000,000
Erayak HK [Member]
Organization and Nature of Operations [Line Items]
Paid in capital (in Dollars) | $			$ 3,900,000
Wenjie [Member]
Organization and Nature of Operations [Line Items]
Paid in capital (in Dollars) | $			3,000,000
Leiya [Member]
Organization and Nature of Operations [Line Items]
Paid in capital (in Dollars) | $			$ 6,900,000
New Focus [Member]
Organization and Nature of Operations [Line Items]
Paid in capital (in Yuan Renminbi) | ¥					¥ 5,000,000